Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2022 USD ($)
Related party transactions
Net cash advances from the related party	¥ (286)	$ (41)	¥ (232)	¥ (293)
Loans provided to Jimu Group	0	0	0	(40,000)
Collection of loan from Jimu Group				40,000
Amounts due from related parties	2,161		5,455			$ 313
Proceeds from related parties as funding debts			472
Allowance for credit losses, due from related parties current	857,211		846,266
Repayment of principal and interest collected from borrowers to Shengyuan on behalf of Jimu group				100,000
Increase (Decrease) in Due from Related Parties, Current	(2,795)	$ (405)	(3,486)	8,076
Due from related parties allowance for credit losses reversals	¥ 1,575		(6,743)
Shenzhen Xiaogang Technology Co., Ltd
Related party transactions
Ownership Percentage	15.56%					15.56%
Beijing Liangduo Science and Technology Co. Ltd
Related party transactions
Ownership Percentage	18.00%					18.00%
FT Synergy
Related party transactions
Noncontrolling interest, ownership percentage by parent	100.00%					100.00%
Shenzhen Xiaogang Technology Co., Ltd | Transactions recorded through statement of operations and comprehensive loss
Related party transactions
Technical service fee collected by the related party on behalf of the Group	¥ 9,935		4,451
Beijing Liangduo and Changsha Liangduo | Transactions recorded through statement of operations and comprehensive loss
Related party transactions
Collection service fees charged by Beijing Liangduo and Changsha Liangduo			12,746	32,176
Jimu Group
Related party transactions
Cash consideration					¥ 10,000
Amounts due from related parties	857,092		846,266
Due to related parties, offset against receivables	959,073
Allowance for credit losses, due from related parties current					748,427
Allowance for credit losses, due from related parties noncurrent					¥ 107,589
Increase (Decrease) in Due from Related Parties, Current	10,826
Jimu Group | Transactions recorded through statement of operations and comprehensive loss
Related party transactions
Cost and expenses allocated from the related party	65		221	3,712
Service cost charged by the related party	75		1,574	23,052
Interest income from loans to the related party			(30)	(31)
Jimu Group | Operating transactions
Related party transactions
Payment for guarantee deposit to the related party				(24,788)
Reversed/(accrued) share-based compensation awards to employees of the related party	(1,967)		(2,736)	3,471
Collecting principal and interests from borrowers on behalf of the related party	4,089		23,586	363,342
Cash repayment to Jimu Group				(100,000)
Jimu Group | Financing/Investing transactions
Related party transactions
Net cash advances from the related party	¥ 286		¥ 232	293
Loans provided to Jimu Group				(40,000)
Collection of loan from Jimu Group				¥ 40,000
Changsha Liangduo Business Consulting Co.,Ltd | Beijing Liangduo Science and Technology Co. Ltd
Related party transactions
Ownership Percentage	100.00%					100.00%
Jimu Group
Related party transactions
Number of Common Board Members | item			3